Stockholders' Equity (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011
Options Outstanding
Number of Options (in shares)	2,426
Options Exercisable
Number of Options (in shares)	1,176
$40.00
Stock options outstanding
Exercise price (in dollars per share)	$ 40.00
Options Outstanding
Number of Options (in shares)	2,250
Weighted Average Exercise Price (in dollars per share)	$ 40.00
Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Options Exercisable
Number of Options (in shares)	1,000
Weighted Average Exercise Price (in dollars per share)	$ 40.00
$228.00
Stock options outstanding
Exercise price (in dollars per share)	$ 228.00
Options Outstanding
Number of Options (in shares)	176
Weighted Average Exercise Price (in dollars per share)	$ 228.00
Weighted Average Remaining Contractual Life	3 years 8 months 12 days
Options Exercisable
Number of Options (in shares)	176
Weighted Average Exercise Price (in dollars per share)	$ 228.00